Share-Based Compensation to Employees	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation to Employees

7. Share-Based Compensation to Employees

        The Company's 2008 Employee Stock Incentive Plan (the "2008 Plan") permitted the grant of share-based awards to its employees, directors and certain other service providers. Option awards were generally granted with an exercise price equal to the market price of the Company's stock at the date of grant. Options granted generally vest over four-year periods. In general, the options expire after a period not exceeding ten years. As of June 30, 2013, there were 2,408 stock options outstanding under the 2008 Plan.

        Under the 2008 Plan, the Company also granted restricted stock units to eligible employees and directors. The stated vesting of these grants generally ranged from immediate to three years, but the restricted stock units only became payable to employees in cash or shares of the Company's common stock if there was a change in control of the Company or termination of the agreements in connection with an initial public offering. As the Company had determined that neither of these events was probable in any period prior to the IPO, the Company had not recognized any share-based compensation expense related to the restricted stock units prior to June 12, 2013. In connection with the IPO, all outstanding 623 restricted stock units were terminated in accordance with their terms and became payable one year following the IPO, and the Company recorded share-based compensation expense equal to the fair value of the 623 restricted stock units of $9,351. No further awards may be granted under the 2008 Plan.

        The Company's Long-Term Incentive Plan (the "LTIP"), which was adopted in March 2013 and became effective in May 2013 when it was approved by the Company's stockholders, permits the grant of share-based awards to its employees, directors and certain other service providers. A maximum of 6,000 shares may be issued pursuant to the LTIP. Option awards are granted with an exercise price equal to the market price of the Company's stock at the date of grant and generally have a three-year vesting period and an expiration period not exceeding ten years. Restricted stock units generally vest over a three year period. During the three months ended June 30, 2013, the Company granted under the LTIP stock options with a weighted-average exercise price of $15.00 to purchase 1,021 shares of the Company's common stock and 73 restricted stock units. The weighted-average fair value of stock options and restricted stock units granted during the three months ended June 30, 2013 was $6.97 and $15.00, respectively.

        Share-based compensation expense for employee equity awards under the 2008 Plan and the LTIP was $11,228 for the nine months ended June 30, 2013 and $2,078 for the nine months ended June 30, 2012.

        Share-based compensation expense under the 2008 Plan and the LTIP is reflected in the following captions in the condensed consolidated statements of operations:

	Nine months ended June 30,
	2012	2013
Cost of services	$151	$1,987
General and administrative	1,207	4,372
Sales and marketing	215	2,329
Technology and development	505	2,540

Total	$2,078	$11,228

13. Share-Based Compensation to Employees

        The Company's 2008 Employee Stock Incentive Plan (the Plan) permits the grant of share-based awards to its employees. Option awards are generally granted with an exercise price equal to the market price of the Company's stock at the date of grant. Options granted during 2010, 2011 and 2012 generally vest over four-year periods. In general, the options expire after a period not exceeding ten years. The weighted average grant date fair value of stock options granted during the years ended September 30, 2010, 2011 and 2012 was $6.49, $5.91 and $6.39, respectively, and was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2010	2011	2012
Expected dividend yield	—	—	—
Expected volatility	53.4%	50.5%	53.6%
Risk-free interest rate	2.46%	2.05%	1.00%
Expected term (years)	5.93	6.07	5.87

        The Company's expected volatility assumption used in the Black-Scholes option pricing model was based on peer group information, and the expected life assumption used the midpoint in estimating the expected term given the lack of historical exercise activity. The expected term is calculated as the midpoint between the vesting term and contractual term of the award. The risk-free interest rate used in the Black-Scholes model was based on the implied yield currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the Company's expected term assumption. The Company has never declared dividends on its shares and has no current plans to declare such dividends that would require a dividend yield assumption other than zero for inclusion in the pricing model.

        A summary of stock option activity is presented below:

	Years Ended September 30,
	2010		2011		2012
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of period	1,318	$14.78	1,762	$14.20	1,836	$13.84
Granted	544	13.04	298	10.03	740	13.48
Exercised
Forfeited	(100)	15.47	(224)	11.59	(128)	13.42

Outstanding, end of period	1,762	14.20	1,836	13.84	2,448	13.76

        The following table summarizes stock options outstanding and exercisable at September 30, 2012:

	Outstanding			Exercisable
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Exercise price
$3.27 - $4.91	80	$3.50	4.04	80	$3.50	4.04
$9.82 - $11.45	446	10.03	8.31	198	10.03	8.13
$11.46 - $13.09	644	12.91	8.11	186	12.63	5.01
$14.73 - $16.36	1,278	16.13	5.97	1,084	16.26	5.51

	2,448	13.76	6.89	1,548	14.36	5.71

        The intrinsic value of vested and outstanding stock options at September 30, 2012 is $1,253 and $3,110, respectively. As of September 30, 2012, the Company had $4,348 of total unrecognized compensation expense related to non-vested employee options that will be recognized over a weighted average period of 2.28 years.

        Share-based compensation expense for employee option grants was $2,125, $1,468 and $2,676 for the years ended September 30, 2010, 2011 and 2012, respectively.

        The expense is reflected in the following captions in the statements of operations:

	Years Ended September 30,
	2010	2011	2012
Cost of services	$222	$171	$203
General and administrative	1,249	955	1,588
Sales and marketing	357	(58)	298
Technology and development	297	400	587

Total	$2,125	$1,468	$2,676

        Under the Plan, the Company also grants restricted stock units (RSUs) to eligible employees and directors. The stated vesting of these grants generally ranges from immediate to three years, but the RSUs only become payable to employees in cash or shares of Company stock if there is a change in control of the Company or termination of the agreements in connection with an initial public offering. As the Company determined that neither of these events was probable, the Company has not recognized any share-based compensation expense related to the RSU awards. For certain RSUs that are not vested upon a liquidity event, we will recognize share-based compensation over the future service period, if any, based on the initial public offering price. As of September 30, 2012, 274 RSUs were vested according to their stated vesting terms and will not be forfeited should employment terminate prior to the liquidity condition being met.

        A summary of RSU activity is presented below:

	Years Ended September 30,
	2010		2011		2012
	RSUs	Weighted Average Grant Date Fair Value	RSUs	Weighted Average Grant Date Fair Value	RSUs	Weighted Average Grant Date Fair Value
Outstanding, beginning of period	232	$16.26	232	$16.26	348	$14.20
Granted	—	—	116	10.47	286	13.03
Vested	—	—	—	—	—	—
Forfeited	—	—	—	—	(4)	13.03

Outstanding, end of period	232	16.26	348	14.20	630	13.74